SIRIOS LONG/SHORT FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Values
LONG POSITIONS — 96.0%
COMMON STOCKS — 64.5%
Airlines — 2.4%
Southwest Airlines Co.†*	18,490	$ 667,859
Auto Manufacturers — 2.2%
PACCAR, Inc.†	7,450	613,433
Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	3,955	152,070
Banks — 6.6%
Comerica, Inc.	1,759	129,076
Regions Financial Corp.	22,995	431,156
Wells Fargo & Co.†	31,994	1,253,205
		1,813,437
Beverages — 2.0%
Constellation Brands, Inc., Class A†	2,344	546,293
Building Materials — 1.7%
Johnson Controls International PLC	9,874	472,767
Commercial Services — 2.1%
S&P Global, Inc.†	1,674	564,238
Diversified Financial Services — 5.4%
American Express Co.†	5,757	798,035
LPL Financial Holdings, Inc.	3,618	667,449
		1,465,484
Electronics — 1.2%
Keysight Technologies, Inc.*	2,366	326,153
Environmental Control — 1.0%
Waste Connections, Inc.	2,285	283,249
Healthcare-Products — 10.0%
Abbott Laboratories	2,430	264,019
Alcon, Inc. (Switzerland)	19,364	1,353,350
Boston Scientific Corp.†*	19,246	717,298
Danaher Corp.†	1,105	280,140
Medtronic PLC (Ireland)	1,330	119,368
		2,734,175
Home Builders — 0.5%
DR Horton, Inc.	1,903	125,960
Internet — 1.8%
Alphabet, Inc., Class A*	224	488,154
Leisure Time — 2.6%
Norwegian Cruise Line Holdings Ltd.*	23,072	256,561
Royal Caribbean Cruises Ltd.*	12,972	452,852
		709,413
	Number of Shares	Values
Common Stocks — (Continued)
Miscellaneous Manufacturing — 1.5%
Eaton Corp. PLC	3,134	$ 394,853
Oil & Gas — 2.3%
Hess Corp.	1,969	208,596
Occidental Petroleum Corp.	2,418	142,372
Patterson-UTI Energy, Inc.	17,855	281,394
		632,362
Oil & Gas Services — 2.2%
Baker Hughes Co.	4,288	123,795
Halliburton Co.	3,878	121,614
Schlumberger NV	10,092	360,890
		606,299
Pharmaceuticals — 3.4%
Eli Lilly & Co.†	1,843	597,556
Pfizer, Inc.	6,214	325,800
		923,356
Retail — 2.2%
Portillo's, Inc., Class A*	11,248	183,905
Williams-Sonoma, Inc.	3,804	422,054
		605,959
Semiconductors — 5.9%
Analog Devices, Inc.†	6,080	888,227
Marvell Technology, Inc.†	4,706	204,852
QUALCOMM, Inc.†	4,157	531,015
		1,624,094
Software — 4.4%
Microsoft Corp.†	2,070	531,638
Roper Technologies, Inc.†	1,717	677,614
		1,209,252
Telecommunications — 0.4%
Anterix, Inc.*	2,714	111,464
Transportation — 2.1%
Old Dominion Freight Line, Inc.	2,276	583,293
TOTAL COMMON STOCKS (Cost $17,934,596)		17,653,617
SHORT-TERM INVESTMENTS — 31.5%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 1.32%(a) (Cost $8,625,315)	8,625,315	8,625,315

TOTAL LONG POSITIONS - 96.0% (Cost $26,559,911)		$26,278,932

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Values

SHORT POSITIONS — (2.6)%
Common Stocks — (2.6)%
Diversified Financial Services — (0.7)%
Capital One Financial Corp.	(1,655)	$ (172,434)
Environmental Control — (0.5)%
Waste Management, Inc.	(893)	(136,611)
Internet — (0.2)%
Meta Platforms, Inc. Class A*	(362)	(58,373)
Pharmaceuticals — (0.5)%
Bristol-Myers Squibb Co.	(1,835)	(141,295)
Retail — (0.5)%
Walmart, Inc.	(1,133)	(137,750)
Semiconductors — (0.2)%
NVIDIA Corp.	(372)	(56,392)
Total Common Stocks (Proceeds $788,625)		(702,855)

Values

TOTAL SHORT POSITIONS - (2.6)% (Proceeds $788,625)	$(702,855)
OTHER ASSETS IN EXCESS OF LIABILITIES - 6.6%	1,798,233
NET ASSETS - 100.0%	$27,374,310

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts or securities sold short.
*	Non-income producing.
(a)	Rate disclosed is the 7-day yield at June 30, 2022.

Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	26,000	USD	27,415	09/21/22	MS	$(6)
USD	527,320	CAD	680,000	09/21/22	MS	(1,033)
USD	2,246,093	EUR	2,136,000	09/21/22	MS	(5,677)
USD	2,777,809	GBP	2,276,000	09/21/22	MS	2,782
USD	271,740	SEK	2,752,000	09/21/22	MS	1,771
						$(2,163)
The following table represents Total Return Swaps - Long positions and their related values as of June 30, 2022.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	11/15/22	$954,666	$(196,832)
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	474,025	(97,460)
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	1,273,191	(208,085)
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	2,746,002	52,759
Telefonaktiebolaget LM Ericsson	U.S. Fed Funds +0.550%	Maturity	MS	01/22/25	380,163	(105,009)
Canadian Pacific Railway Ltd.	U.S. Fed Funds +0.550%	Maturity	MS	06/30/25	531,299	(2,073)
						$(556,700)
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS LONG/SHORT FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
The following table represents Total Return Swaps - Short positions and their related values as of June 30, 2022.
Reference Entity/Index (Pay)	Receive	Payment Frequency	Counter- Party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Dow Jones U.S. Real Estate Index	U.S. Fed Funds -0.200%	Maturity	MS	10/31/22	$113,104	$(5,343)
S&P 500 Equal Weight Consumer Discretionary	U.S. Fed Funds -0.350%	Maturity	MS	10/31/22	264,085	44,699
S&P 500 Index Pharmaceuticals Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/07/23	782,983	66,141
S&P 500 Index Transportation Select Sector	U.S. Fed Funds -0.700%	Maturity	MS	12/07/23	343,661	26,584
S&P 500 Equal Weight Communication Services	U.S. Fed Funds -0.350%	Maturity	MS	02/22/24	729,878	195,717
S&P 500 Index Software & Services Select Industry	U.S. Fed Funds +0.070%	Maturity	MS	04/11/24	910,853	277,251
S&P Semiconductor Select Index	U.S. Fed Funds -0.070%	Maturity	MS	04/11/24	854,009	196,483
Dow Jones U.S. Select Home Construction Index	U.S. Fed Funds -0.350%	Maturity	MS	07/24/24	427,840	82,332
S&P 500 Index Retail Select Industry Index	U.S. Fed Funds -1.270%	Maturity	MS	07/24/24	511,820	173,678
S&P 500 Equal Weight Financial	U.S. Fed Funds -0.350%	Maturity	MS	07/31/24	751,777	92,797
Industrial Select Sector	U.S. Fed Funds -0.350%	Maturity	MS	12/03/24	947,918	105,445
S&P 500 Index	U.S. Fed Funds -0.250%	Maturity	MS	12/05/24	878,225	155,150
Moody's Corporation	U.S. Fed Funds -0.300%	Maturity	MS	12/06/24	641,536	131,026
Technology Select Sector	U.S. Fed Funds -0.100%	Maturity	MS	01/10/25	769,964	182,766
Health Care Select Sector	U.S. Fed Funds -0.250%	Maturity	MS	01/24/25	912,819	20,298
						$1,745,024
Total Swap Contracts						$1,188,324
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Sweden Krona
USD	United States Dollar
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Values
COMMON STOCKS — 69.3%
Airlines — 3.0%
Southwest Airlines Co.*	8,380	$ 302,686
Auto Manufacturers — 2.4%
PACCAR, Inc.	2,981	245,455
Auto Parts & Equipment — 0.6%
Allison Transmission Holdings, Inc.	1,483	57,021
Banks — 6.7%
Comerica, Inc.	670	49,165
Regions Financial Corp.	8,756	164,175
Wells Fargo & Co.	11,841	463,812
		677,152
Beverages — 2.1%
Constellation Brands, Inc., Class A	914	213,017
Building Materials — 1.7%
Johnson Controls International PLC	3,691	176,725
Commercial Services — 2.0%
S&P Global, Inc.	612	206,281
Diversified Financial Services — 5.3%
American Express Co.†	2,132	295,538
LPL Financial Holdings, Inc.	1,332	245,727
		541,265
Electronics — 1.3%
Keysight Technologies, Inc.*	935	128,890
Environmental Control — 1.1%
Waste Connections, Inc.	867	107,473
Healthcare-Products — 11.8%
Abbott Laboratories†	953	103,543
Alcon, Inc. (Switzerland)	9,238	645,644
Boston Scientific Corp.†*	8,424	313,963
Danaher Corp.	404	102,422
Medtronic PLC (Ireland)	267	23,963
		1,189,535
Home Builders — 0.5%
DR Horton, Inc.	725	47,988
Internet — 1.8%
Alphabet, Inc., Class A*	83	180,879
Leisure Time — 2.6%
Norwegian Cruise Line Holdings Ltd.*	8,564	95,232
Royal Caribbean Cruises Ltd.*	4,808	167,847
		263,079
Miscellaneous Manufacturing — 1.5%
Eaton Corp. PLC	1,220	153,708
	Number of Shares	Values
Common Stocks — (Continued)
Oil & Gas — 2.3%
Hess Corp.	717	$ 75,959
Occidental Petroleum Corp.	881	51,873
Patterson-UTI Energy, Inc.	6,506	102,535
		230,367
Oil & Gas Services — 2.3%
Baker Hughes Co.	1,610	46,481
Halliburton Co.	1,456	45,660
Schlumberger NV	3,852	137,747
		229,888
Pharmaceuticals — 3.6%
Eli Lilly & Co.	730	236,688
Pfizer, Inc.†	2,416	126,671
		363,359
Retail — 2.2%
Portillo's, Inc., Class A*	4,269	69,798
Williams-Sonoma, Inc.	1,422	157,771
		227,569
Semiconductors — 6.7%
Analog Devices, Inc.†	2,787	407,153
Marvell Technology, Inc.	1,792	78,006
QUALCOMM, Inc.†	1,529	195,314
		680,473
Software — 4.7%
Microsoft Corp.	814	209,060
Roper Technologies, Inc.	677	267,178
		476,238
Telecommunications — 0.4%
Anterix, Inc.*	1,045	42,918
Transportation — 2.7%
Old Dominion Freight Line, Inc.	1,066	273,194
TOTAL COMMON STOCKS (Cost $7,196,575)		7,015,160
TOTAL INVESTMENTS - 69.3% (Cost $7,196,575)		7,015,160
OTHER ASSETS IN EXCESS OF LIABILITIES - 30.7%		3,102,124
NET ASSETS - 100.0%		$10,117,284

†	Security position is either entirely or partially held in a segregated account as collateral for swap agreements and forward foreign currency contracts.
*	Non-income producing.

See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FOCUS FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
Forward foreign currency contracts outstanding as of June 30, 2022 were as follows:
Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	12,000	USD	12,653	09/21/22	MS	$(3)
USD	195,445	CAD	252,000	09/21/22	MS	(357)
USD	833,728	EUR	793,000	09/21/22	MS	(2,252)
USD	1,026,202	GBP	841,000	09/21/22	MS	808
USD	105,655	SEK	1,070,000	09/21/22	MS	689
						$(1,115)
The following table represents Total Return Swaps - Long positions and their related values as of June 30, 2022.
Reference Entity/Index (Receive)	Pay	Payment Frequency	Counter- party	Expiration Date	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Airbus SE	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	$185,348	$(38,081)
Cellnex Telecom SA	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	880,623	(206,143)
London Stock Exchange Group PLC	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	1,019,956	13,699
Telefonaktiebolaget LM Ericsson	U.S. Fed Funds +0.550%	Maturity	MS	04/23/24	148,653	(41,436)
Canadian Pacific Railway Ltd.	U.S. Fed Funds +0.400%	Maturity	MS	06/30/25	196,778	(1,033)
Total Swap Contracts						$(272,994)
CAD	Canada Dollar
EUR	Euro
GBP	British Pound
MS	Morgan Stanley
PLC	Public Limited Company
SEK	Sweden Krona
USD	United States Dollar
See accompanying Notes to the Quarterly Portfolio of Investments.

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments June 30, 2022
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation – The Sirios Long/Short Fund and Sirios Focus Fund (each a “Fund” and together the “Funds”) net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by each Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national or foreign exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Fundvantage Trust’s Board of Trustees (“Board of Trustees”). Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates market value. Any assets held by the Funds that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Funds determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Funds does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Funds. Foreign securities are valued based on prices from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Forward foreign currency contracts are valued at the forward rate. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses). Over the Counter ("OTC") investments (including swap contracts) are generally valued by approved pricing services that use evaluated prices from various observable market factors. Securities that do not have a readily available current market value are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
The following is a summary of the inputs used, as of June 30, 2022, in valuing each Fund's investments carried at fair value:
	Total Value at 06/30/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund
Assets
Long Positions:
Common Stocks	$17,653,617	$17,653,617	$—	$—
Short-Term Investments	8,625,315	8,625,315	—	—

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Total Value at 06/30/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Sirios Long/Short Fund (continued)
Assets (continued)
Derivatives:
Equity Contracts
Total Return Swap Contracts	$1,803,126	$—	$1,803,126	$—
Foreign Currency Contracts
Forward Foreign Currency Contracts	4,553	—	4,553	—
Total Assets	$28,086,611	$26,278,932	$1,807,679	$—
Liabilities
Short Positions
Common Stocks	$(702,855)	$(702,855)	$—	$—
Derivatives:
Equity Contracts
Total Return Swap Contracts	(614,802)	—	(614,802)	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(6,716)	—	(6,716)	—
Total Liabilities	$(1,324,373)	$(702,855)	$(621,518)	$—
Sirios Focus Fund
Assets
Common Stocks	$7,015,160	$7,015,160	$—	$—
Derivatives:
Equity Contracts
Total Return Swap Contract	13,699	—	13,699	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	1,497	—	1,497	—
Total Assets	$7,030,356	$7,015,160	$15,196	$—
Liabilities
Derivatives:
Equity Contracts
Total Return Swap Contracts	$(286,693)	$—	$(286,693)	$—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(2,612)	—	(2,612)	—
Total Liabilities	$(289,305)	$—	$(289,305)	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds have an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended June 30, 2022, there were no transfers in or out of Level 3.
Short Sales — Each Fund may sell securities short. A short sale involves the sale by a Fund of a security that it does not own with the anticipation of purchasing the same security at a later date at a lower price. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. The Funds comply with guidelines established by the Securities and Exchange Commission and other applicable regulatory bodies with respect to coverage of short sales.
Forward Foreign Currency Contracts — A forward foreign currency contract ("Forward Contract") is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. Each Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. Each Fund utilized Forward Contracts for hedging purposes to protect each Fund's return against adverse currency movements.
The Funds utilized Forward Contracts for hedging purposes to protect the Funds’ returns against adverse currency movements.
Purchased Options — The Funds may purchase option contracts. They are subject to interest rate and other risk exposure in the normal course of pursuing their investment objectives. The risk associated with purchasing an option is that the Funds pay a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
Total Return Swaps — Total return swaps are contracts in which both parties agree to make payments of the total return from a reference instrument during a specified period. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. The unrealized appreciation or depreciation also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate, such as the U.S. effective federal funds rate (“EFFR”). Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked to market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

SIRIOS FUNDS
Notes to the Quarterly Portfolio of Investments (Concluded) June 30, 2022
(Unaudited)
The Funds used total return swaps to enhance returns, obtain short exposure as part of the Fund's strategy and for market exposure.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.